Related Party Transactions (Details) - Schedule of all related party balances payable, for services and business expense reimbursements rendered - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered Abstract
Payable to officers and directors	$ 110,274	$ 236,402	$ 205,648
(Receivable) payable to Nova Minerals Ltd.	(10,287)	43,240	12,300
Total	$ 99,987	$ 279,642	$ 217,948